19 Financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
19	Financial instruments

Financial assets are recognized when the Company assumes contractual rights of receiving cash or other financial assets of agreements to which it is a party. Financial assets are derecognized when the rights to receive cash linked to the financial asset expire or risks and benefits were substantially transferred to third parties. Assets and liabilities are recognized when rights and/or obligations are retained by the Company.

Financial liabilities are recognized when the Company assume contractual liabilities for settlement in cash or assumption of third-party obligations through a contract to which it is a party. The financial liabilities are initially recognized at fair value and derecognized when settled, extinguished, or expired.

Purchases or sales of financial assets requiring delivery of assets within a term defined by regulation or agreement in the market (negotiations under normal conditions) are recognized on the trade date, i.e., on the date the Company undertakes to buy or sell the asset.

19.1	Classification and measurement of financial assets and liabilities

Pursuant to IFRS 9, on initial recognition, a financial asset is classified as measured: at amortized cost, at fair value through other comprehensive income or at fair value through income. The classification of financial assets pursuant to IFRS 9 is usually based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Embedded derivatives in which the main contract is a financial asset within the scope of the standard are never split. Instead, the hybrid financial instrument is assessed for classification as a whole.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value through income:

•	it is maintained in a business model whose objective is to keep financial assets to receive contractual cash flows; and
•	its contractual terms generate, on specific dates, cash flows related to the payment of principal and interest on the outstanding principal amount.

A debt instrument is measured at fair value through other comprehensive income, if it meets both of the following conditions and is not designated as measured at fair value through income:

•	it is maintained in a business model whose objective is achieved both by receipt of contractual cash flows and sale of financial assets; and

•	its contractual terms generate, on specific dates, cash flows related to the payment of principal and interest on the outstanding principal amount.

At the initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably opt to report subsequent alterations in the fair value of investment under other comprehensive income. This option is made on each individual investment.

All financial assets not classified as measured at amortized cost or at fair value through other comprehensive income, as described above, are classified as fair value through income. This includes all derivative financial assets. At initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost, at fair value through other comprehensive income or fair value through income if this significantly eliminates or reduces an accounting mismatch that otherwise would arise (option of fair value available in IFRS 9).

A financial asset (unless these are trade receivables without a significant financing component which is firstly measured by the price of the transaction) is initially measured by fair value, accrued, for an item not measured at fair value through income of transaction costs which are directly attributable to its acquisition.

•	Financial assets measured at fair value through income: These assets are subsequently measured at fair value. The net result, including interest rates or dividend income, is recognized in the statement of operations.
•	Financial assets at amortized cost: These assets are subsequently measured at amortized cost applying the effective interest rate method. The amortized cost is reduced by impairment losses. Interest income, exchange gains, and losses are recognized in the statement of operations. Any gain or loss in derecognition is recognized in the statement of operations.
•	Financial assets at fair value through other comprehensive income: These assets are subsequently measured at fair value. Interest income calculated adopting the effective interest rate method, exchange gains, and losses and impairment losses are recognized in the statement of operations. Other net results are recognized in other comprehensive income. In derecognition, the result accumulated in other comprehensive income is reclassified to the statement of operations.
19.2	Derecognition of financial assets and liabilities

A financial asset (or, where applicable, part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights of cash flows receivables expire; and
•	The Company transfers its rights to receive cash flows from an asset or assume an obligation of fully paying the cash flows received to a third party, under the terms of a transfer agreement; and (a) the Company substantially transferred all the risks and benefits related to the asset; or (b) the Company neither transferred nor substantially retained all the risks and benefits relating to the asset, but transferred its control.

When the Company assigns its rights to receive cash flows from an asset or enters into a transfer agreement without having substantially transferred or retained all of the risks and benefits relating to the asset nor transferred the asset control, the asset is maintained and the related liability is recognized. The asset transferred and related liability are measured to reflect the rights and obligations retained by the Company.

A financial liability is derecognized when the liability underlying obligation is settled, canceled, or expired.

When a financial liability is replaced by another of the same creditor, through substantially different terms, or terms of an existing liability are substantially modified, this replacement or modification is treated as the derecognition of original liability and recognition of a new liability, and the difference between respective carrying amounts is recognized in the statement of operations.

19.3	Offset of financial instruments

The financial assets and liabilities are offset and reported net in consolidated financial statements, if, and only if, amounts recognized can be offset and with the intention of settlement on a net basis, or realize assets and settle liabilities, simultaneously.

19.4	Derivative financial instruments

The Company uses derivative financial instruments to limit the exposure to variation unrelated to the local market, such as interest rate swaps and exchange rate variation swaps. These derivative financial instruments are initially recognized at fair value on the date on which the derivative contract is executed and subsequently re-measured at fair value at the end of the reporting period. Derivatives are recorded as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Gains or losses resulting from changes in the fair value of derivatives are directly recorded in the statement of operations.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it intends to apply hedge accounting and its objective and risk management strategy for contracting the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the effectiveness of the changes in the hedging instrument’s fair value in offsetting the exposure to changes in the fair value of the hedged item or cash flow attributable to the hedged risk. These hedges are expected to be highly effective in offsetting changes in the fair value or cash flow and are assessed on an ongoing basis to determine if they have been highly effective throughout the periods for which they were designated.

The following are recognized as fair value hedges:

•	The change in the fair value of a derivative financial instrument classified as fair value hedging is recognized as financial result. The change in the fair value of the hedged item is recorded as a part of the carrying amount of the hedged item and is recognized in the statement of operations; and

•	In order to calculate the fair value, debts and swaps are measured through rates available in the financial market and projected up to their maturity date. The discount rate used in the calculation by the interpolation method for borrowings denominated in foreign currency is developed through CDI curves, free coupon and DI, indexes disclosed by the B3, whereas for borrowings denominated in Reais, the Company uses the DI curve, an index published by the CETIP (Securities Custodial and Clearing Center) and calculated through the exponential interpolation method.

The Company uses financial instruments only to hedge identified, risks limited to 100% of the value of these risks. Derivative instruments transactions are exclusively used to reducing the exposure to the risk of changes in interest rates and foreign currency fluctuation and maintaining a balanced capital structure.

19.5	Cash flow hedge

Derivative instruments are recorded as cash flow hedge, using the following principles:

•	The effective portion of the gain or loss on the hedge instrument is recognized directly in shareholders’ equity in other comprehensive income. In case the hedge relationship no longer meets the hedging ratio but the objective of management risk remains unchanged, the Company should “rebalance” the hedge ratio to meet the eligibility criteria.
•	Any remaining gain or loss on the hedge instrument (including arising from the "rebalancing" of the hedge ratio) is ineffective, and therefore should be recognized in profit or loss.
•	Amounts recorded in other comprehensive income are immediately transferred to the statement of operations together with the hedged transaction by affecting the statement of operations, for example, when the hedge financial income or expense is recognized or when a forecast sale occurs. When the hedged item is the cost of a non-financial asset or liability, the amounts recorded in equity are transferred to the initial carrying amount of the non-financial asset or liability.
•	The Company should prospectively discontinue hedge accounting only when the hedge relationship no longer meets the qualification criteria (after taking into account any rebalancing of the hedge relationship).
•	If the expected transaction or firm commitment is no longer expected, amounts previously recognized in shareholders’ equity are transferred to the statement of operations. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its hedge classification is revoked, gains or losses previously recognized in comprehensive income remain deferred in equity in other comprehensive income until the expected transaction or firm commitment affect the profit or loss.

19.6	Impairment of financial assets

IFRS 9 replaces the “incurred loss” model of IAS 39 with an expected loan loss model. The new impairment loss model applies to financial assets measured at amortized cost, contractual assets, and debt instruments measured at fair value through other comprehensive income but does not apply to investments in equity instruments (shares) or financial assets measured at fair value through income.

Pursuant to IFRS 9, provisions for losses are measured at one of the following bases:

•	Loan losses expected for 12 months (general model): these are loan losses resulting from possible default events within 12 months after the end of the reporting period, and subsequently, in case of a deterioration of credit risk for the entire life of the instrument.
•	Loan losses expected for entire life (simplified model): these are loan losses resulting from all possible default events over the expected life of a financial instrument.
•	Practical expedient: these are loan losses expected and consistent with reasonable and sustainable information available, at the end of the reporting period on past events, current conditions, and estimates of future economic conditions that allow verifying probable future loss based on the historical loan loss occurred in accordance with instruments maturity.

The Company measures provisions for trade receivable losses and other receivables and contractual assets through an amount corresponding to the loan loss expected for the entire life, and for trade receivables, whose receivables portfolio is fragmented, rents receivable, the practical expedient is applied by adopting a matrix of losses for each maturity level.

When determining whether the credit risk of a financial asset significantly increased from initial recognition, and when estimating the expected loan losses, the Company considers reasonable and sustainable information which is relevant and available without cost or excessive effort. This includes qualitative and quantitative information and analyses, based on the Company’s historical experience, the assessment of credit, and considering projection information.

The Company assumes that the credit risk in a financial asset significantly increased if it is more than 90 days overdue.

The Company considers a financial asset in default when:

•	it is unlikely that the debtor will fully pay its loan obligations to the Company, without resorting to collateral (if any); or
•	the financial asset is more than 90 days overdue.

The Company determines the credit risk of a debt instrument by analyzing the payment history, financial, and current macroeconomic conditions of counterparty and assessment of rating agencies, where applicable, thereby evaluating each instrument, individually.

The maximum period considered in the estimate of expected receivable loss is the maximum contractual period during which the Company is exposed to the credit risk.

•	Measurement of expected loan losses: Expected loan losses are estimated weighted by the probability of loan losses based on historical losses and related assumptions projections. The loan losses are measured at present value based on all cash shortfalls (i.e., the difference between cash flows owed to the Company according to the contract and cash flows that the Company expects to receive).

Expected loan losses are discounted by the effective interest rate of a financial asset.

•	Financial assets with credit recovery problems: On each reporting date, the Company assesses if financial assets recorded by amortized cost and debt instruments measured at fair value through other comprehensive income shows signs of impairment. A financial asset shows signs of impairment when one or more events occur with a negative impact on the financial asset’s estimated future cash flows.
•	Reporting of impairment loss: Provision for financial assets losses measured at amortized cost are deducted from an assets’ gross carrying amount.

For financial instruments measured at fair value through other comprehensive income, the provision for losses is recognized in other comprehensive income, instead of reducing the asset’s carrying amount.

Impairment losses related to trade receivables and other receivables, including contractual assets, are reported separately in the statement of operations and other comprehensive income. Losses of recoverable amounts from other financial assets are stated under "selling expenses”.

•	Trade receivables and contractual assets: The Company considers the model and a few of the assumptions applied in the calculation of these expected loan losses as the main sources of an uncertain estimate.

Positions within each group were segmented based on common characteristics of credit risk, such as:

•	Level of credit risk and loss history for wholesale clients and property lease; and
•	Status of default risk and loss history for credit card companies and other clients

The main financial instruments and their carrying amounts, by category, are as follows:

		Carrying amounts
	Notes	2020	2019
Financial assets
Amortized cost
Related parties - assets	12	178	97
Accounts receivable and other accounts receivable	8 and 9	117	686
Other assets			51
Fair value through income
Cash and cash equivalents	7	3,532	5,026
Financial instruments - fair value hedge- long position	19	68	40
Other assets			2
Fair value through other comprehensive income
Accounts receivable with credit card companies and sales tickets	8	99	48
Other assets	0	—	19
Financial liabilities
Other financial liabilities - amortized cost
Related parties - liabilities	12	(41)	(152)
Trade payables	18	(5,058)	(9,770)
Financing through acquisition of assets		(34)	(101)
Borrowings and financing	19.13	(897)	(843)
Debentures	19.13	(6,599)	(7,883)
Lease liabilities	21.2	(2,776)	(3,751)
Fair value through income
Borrowings and financing, including derivatives	19.13	(335)	(84)
Financial instruments - Fair value hedge - short position		—	(11)
Financial instruments on suppliers - Fair value hedge – Short		—	(8)
Grupo Disco put option	19.10	—	(466)
Net exposure		(11,746)	(17,100)

The fair value of other financial instruments detailed in table above approximates the carrying amount based on the existing terms and conditions. The financial instruments measured at amortized cost, the related fair values of which differ from the carrying amounts, are disclosed in note 19.10.

19.7	Considerations on risk factors that may affect the businesses of the Company
19.7.1	Credit Risk
•	Cash equivalents: In order to minimize credit risks, the Company adopts investments policies at financial institutions approved by the Company’s Financial Committee, also taking into consideration monetary limits and financial institution evaluations, which are regularly updated.
•	Trade receivables: Credit risk related to trade receivables is minimized by the fact that a large portion of sales are paid with credit cards, and the Company sells these receivables to banks and credit card companies, aiming to strengthen working capital. The sales of receivables result in derecognition of the accounts receivable due to the transfer of the credit risk, benefits and control of such assets. Additionally, regarding the trade receivables collected in installments, the Company monitor the risk through the credit concession and by periodic analysis of the provision for losses.

The Company also has counterparty risk related to derivative instruments, which is mitigated by the Company carrying out transactions, according to policies approved by governance boards.

There are no amounts receivable that are individually, higher than 5% of accounts receivable or sales, respectively.

19.7.2	Interest rate risk

The Company obtains borrowings and financing with major financial institutions for cash needs for investments. As a result, the Company is mainly exposed to relevant interest rates fluctuation risk, especially in view of derivatives liabilities (foreign currency exposure hedge) and CDI Indexed debts. The balance of cash and cash equivalents, indexed to CDI, partially offsets the interest rate risk.

19.7.3	Foreign currency exchange rate risk

The Company is exposed to exchange rate fluctuations, which may increase outstanding balances of foreign currency-denominated borrowings. The Company uses derivatives, such as swaps, aiming to mitigate the foreign currency exchange rate risk, converting the cost of debt into domestic currency and interest rates.

19.7.4	Capital risk management

The main objective of the Company’s capital management is to ensure that the Company maintains its credit rating and a well-balanced equity ratio, in order to support businesses and maximize shareholder value. The Company manages the capital structure and makes adjustments taking into account changes in the economic conditions.

The Company’s capital structure is as follows:

	As of December 31,
	2020	2019
Borrowings and financing	(7,831)	(8,821)
(-) Cash and cash equivalents	3,532	5,026
(-) Derivative financial instruments	68	40
Net debt	(4,231)	(3,755)

Shareholders´ equity	(1,347)	(9,701)
% Net debt over shareholders´ equity	314%	39%

19.7.5	Liquidity risk management

The Company manages liquidity risk through the daily analysis of cash flows and maturities of financial assets and liabilities.

The table below summarizes the aging profile of the Company’s financial liabilities as of December 31, 2020.

	Less than 1 year	1 to 5 years	More than 5 years	Total
Borrowings and financing	318	1,037	18	1,373
Debentures	2,018	5,392	—	7,410
Derivative financial instruments	(61)	(11)	(2)	(74)
Lease liabilities	423	1,918	2,913	5,254
Trade payable	5,058	—	—	5,058
Total	7,756	8,336	2,929	19,021

The table above was prepared considering the undiscounted cash flows of financial assets and liabilities based on the earliest date the Company may be required to make a payment or be eligible to receive a payment. To the extent that interest rates are floating, the non-discounted amount is obtained based on interest rate curves in the six months ended on December 31, 2020. Therefore, certain balances are not consistent with the balances reported in the balance sheets.

19.8	Derivative financial instruments

Swap transactions are designated as fair value hedges, with the objective to hedge the exposure to changes in foreign exchange rates and fixed interest rates (U.S. dollars), converting the debt into domestic interest rates and currency.

On December 31, 2020, the notional amount of these contracts was R$407 (R$106 on December 31, 2019). These transactions are usually contracted under the same term of amounts and carried out with a financial institution of the same economic group, observing the limits set by Management.

According to the Company’s treasury policies, swaps cannot be contracted with restrictions (“caps”), margins, as well as return clauses, double index, flexible options or any other types of transactions different from traditional “swap” and “forwards” transactions to hedge against debts.

The Company’s internal controls were designed to ensure that transactions executed conform to the treasury policy.

The Company calculates the effectiveness of hedge transactions at the inception date and on a continuing basis. Hedge transactions contracted in the year ended December 31, 2020 were effective in relation to the covered risk. For derivative transactions that qualify as hedge accounting, the debt which is the hedged item, is also adjusted at fair value.

	Notional value		Fair value
	2020	2019	2020	2019
Swap with hedge accounting
Hedge purpose (debt)	301	750	335	84

Long position
Fixed rate	301	95	11	84
USD + Fixed	106	655	57	—

Short position	(407)	(698)	—	(73)

Net hedge position	—	52	68	11

Realized and unrealized gains and losses on these contracts during the year ended December 31, 2020, are recorded as financial income or expenses and the balance receivable at fair value is R$68 (R$11 as of December 31, 2019). Assets are recorded as “financial instruments” and liabilities as “borrowings and financing”.

The effects of the fair value hedge recorded in the statement of operations for the year ended December 31, 2020, resulted in a gain of R$68, recorded under debt of cost, note 28 (gain of R$30 as of December 31, 2019 and gain of R$69 as of December 31, 2018).

19.8.1	Fair values of derivative financial instruments

Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction.

Fair values are calculated using projected the future cash flow, using the CDI curves and discounting to present value, using CDI market rates for swap both disclosed by the B3.

The fair value of exchange coupon swaps versus CDI rate was determined based on market exchange rates effective at the date of the financial statements and projected based on the currency coupon curves.

In order to calculate the coupon of foreign currency indexed-positions, the straight-line convention - 360 consecutive days was adopted and to calculate the coupon of CDI indexed-positions, the exponential convention - 252 business days was adopted.

19.9	Sensitivity analysis of financial instruments

According to Management’s assessment, the most probable scenario is what the market has been estimating through market curves (currency and interest rates) of the B3, on the maturity dates of each transaction.

Therefore, in the probable scenario (I) there is no impact on the fair value of financial instruments. For scenarios (II) and (III), for the exclusive effect, a deterioration from 25% to 50% was taken into account, respectively, on risk variables, up to one year of financial instruments.

For a probable scenario, the weighted exchange rate was R$5.64 on the due date, and the interest rate weighted was 1.96% per year.

In the case of derivative financial instruments (aiming at hedging the financial debt), changes in scenarios are accompanied by respective hedges, indicating that the effects are not significant.

The Company disclosed the net exposure of derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:

			Market projections
Transactions	Risk (CDI Increase)	Balance at 2020	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings and Financing	CDI + 3.58 per year	(910)	(937)	(944)	(951)
Fixed rate swap contract (short position)	CDI + 0.04 per year	(62)	(176)	(179)	(182)
Foreign exchange swap contract (short position)	CDI +0.59 per year	(206)	(210)	(212)	(214)
Debentures	CDI + 2.07 per year	(6,573)	(6,763)	(6,811)	(6,858)
Total net effect (loss)		(7,751)	(8,086)	(8,146)	(8,205)

Cash equivalents	96.96% of CDI	3,532	3,611	3,630	3,650

Net exposure (loss):		(4,219)	(4,475)	(4,516)	(4,555)

Net effect (loss):			(256)	(297)	(336)

19.10	Fair value measurement

The Company discloses the fair value of financial instruments measured at fair value and of financial instruments measured at amortized cost, the fair value of which differ from the carrying amount, in accordance with IFRS13, which refer to the requirements of measurement and disclosure. The fair value hierarchy levels are defined below:

Level 1: Quoted (unadjusted) market prices in active markets for assets or liabilities.

Level 2: Valuation techniques for which the lowest level inputs that is significant to the fair value measurement is directly or indirectly observable.

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The data used in fair value models are obtained, whenever possible, from observable markets or from information in comparable transactions in the market, the benchmarking of the fair value of similar financial instruments, the analysis of discounted cash flows or other valuation models. Judgment is used in the determination of assumptions in relation to liquidity risk, credit risk and volatility. Changes in assumptions may affect the reported fair value of financial instruments.

In the case of financial instruments not actively negotiated, the fair value is based on valuation techniques defined by the Company and compatible with usual market practices. These techniques include the use of recent market operations between independent parties, the benchmarking of similar financial instruments’ fair value, the analysis of discounted cash flows, or other valuation models.

The fair values of cash and cash equivalents, trade receivables and trade payables approximate their carrying amounts.

The table below sets forth the fair value hierarchy of financial assets and liabilities measured at fair value of financial instruments measured at amortized cost, for which the fair value has been disclosed in the consolidated financial statements:

	Carrying amount		Fair value
	2020	2019	2020	2019	Level (*)
Trade receivables with credit cards companies and sales vouchers	99	48	99	48	2
Swaps of annual rates between currencies	57	—	57	—	2
Interest rate swaps	11	40	11	10	2
Loans and financing (fair value)	(335)	(95)	(335)	(84)	2
Loans and financing (amortized cost)	(7,496)	(8,726)	(6,529)	(8,056)	2
Grupo Disco put option (*)	—	(466)	—	(466)	3
	(7,664)	(9,199)	(6,697)	(8,548)

(*) Non-controlling shareholders of Group Disco del Uruguay S.A., Éxito’s subsidiary have an exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in “Acquisition of non-controlling interest”.

There was no change between the fair value measurements hierarchy levels during the year ended December 31, 2020.

Cross-currency and interest rate swaps and borrowings and financing are classified in level 2 since the fair value of such financial instruments was determined based on readily observable inputs, such as expected interest rate and current and future foreign exchange rate.

19.11	Position of operations with derivative financial instruments

The Company has derivative contracts with the following financial institutions: Itaú BBA, Bradesco, Banco Tokyo, Scotiabank, Credit Agricole Corporate, Banco de Bogotá, BBVA, BNP, BBVA, Davivenda, Bancolombia, HSBC, and Corficolombia.

The outstanding derivative financial instruments are presented in the table below:

			As of December 31,
Description Risk	Notional (millions)	Due date	2020	2019
Debt
USD – BRL	US$ 50	2021	57	—
Currency swaps registered at the Clearing House for the Custody and Financial Settlement of Securities - CETIP

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$ 54	2027	5	5
Fixed rate x CDI	R$ 52	2027	6	5
Derivatives - Fair value hedge - Brazil			68	10

Debt
USD – COP	—	2020	—	20
USD – COP	US$ 2	2022	—	1
Interest rate - COP	COP 49,950	2020	—	(1)
Interest rate - COP	COP 383,235	2021	—	(1)
Suppliers
USD – COP	USD 24	2020	—	(8)
Derivatives - Éxito Group			—	11

19.12    Borrowing and financing

19.13    Debt breakdown

		As of December 31,
	Weighted average rate	2020	2019
Current
Debentures and promissory notes
Debentures	CDI + 2.44 per year	1,864	1,189
Borrowing costs		(24)	(33)
		1,840	1,156
Borrowing and financing in domestic currency
BNDES	3.72% per year	—	7
Working capital	TR + 9.80%	12	14
Working capital	CDI + 1.97 per year	9	—
Borrowing costs		(5)	(3)
Total domestic currency		16	18
In foreign currency
Working capital	USD + 2.35% per year	264	287
Swap contracts	CDI +0.59 per year	(57)	—
Swap contracts	IBR 3M+3.7%	—	(18)
Total foreign currency		207	269
Total current		2,063	1,443

		As of December 31,
	Weighted average rate	2020	2019
Non-current
Debentures and promissory notes
Debentures	CDI + 2.44 per year	4,780	6,773
Borrowing costs		(21)	(46)
		4,759	6,727

Borrowings and financing domestic currency
BNDES	4.31% per year	—	16
Working capital	TR + 9.80%	60	70
Working capital	CDI + 1.97 per year	901	500
Swap contracts	CDI + 0.04 per year	(11)	(10)
Borrowing costs		(9)	(10)
Total domestic currency		941	566
In foreign currency
Working capital	IBR 3M+3.7%	—	46
Borrowing costs		—	(1)
Total foreign currency		—	45
Total non-current		5,700	7,338

Total		7,763	8,781

Current assets		57	29
Non-current assets		11	11
Current liabilities		2,120	1,472
Non-current liabilities		5,711	7,349

19.14     Rollforward

Amounts
Balance as of January 1, 2018	471
Additions	417
Accrued interest	30
Swap contracts	(50)
Mark-to-Market	10
Exchange rate and monetary variation	63
Interest amortization	(24)
Principal amortization	(175)
Swap amortization	(7)
IFRS 16 - related adjustment	(9)
Balance as of December 31, 2018	726
Funding - working capital	9,395
Interest provision	246
Swap contracts	(16)
Mark-to-market	(46)
Exchange rate and monetary variation	(29)
Borrowing costs	21
Interest amortization	(116)
Principal amortization	(6,102)
Swap amortization	95
Swap amortization	4,527
Conversion adjustment to reporting currency	80
Balance as of December 31, 2019	8,781
Funding - working capital	2,852
Interest provision	486
Swap contracts	(60)
Mark-to-market	12
Exchange rate and monetary variation	57
Debt modification impact	71
Borrowing costs	42
Interest amortization	(549)
Principal amortization	(2,543)
Swap amortization	13
Conversion adjustment to reporting currency	172
Discontinued operations	(1,571)
Balance as of December 31, 2020	7,763

19.15	Schedule of non-current maturities
Maturity	Amounts
From 1 to 2 years	2,484
From 2 to 3 years	2,790
From 3 to 4 years	224
From 4 to 5 years	224
More than 5 years	8
Total	5,730

Borrowing Cost	(30)
Total	5,700

19.16	Debentures and promissory notes

				Data				As of December 31,
	Type	Issue amount	Outstanding Debentures (units)	Issuance	Maturity	Annual financial charges	Unit price (in Reais)	2020	2019
First Issue of Promissory Notes - 1st series	non-preemptive right	50	1	7/4/2019	7/3/2020	CDI + 0.72% per year	—	—	52
First Issue of Promissory Notes - 2nd series	non-preemptive right	50	1	7/4/2019	7/5/2021	CDI + 0.72% per year	52,998,286	53	52
First Issue of Promissory Notes - 3rd series	non-preemptive right	50	1	7/4/2019	7/4/2022	CDI + 0.72% per year	52,998,286	53	52
First Issue of Promissory Notes - 4th series	non-preemptive right	250	5	7/4/2019	7/4/2023	CDI + 0.72% per year	52,998,286	267	258
First Issue of Promissory Notes - 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	52,998,286	214	206
First Issue of Promissory Notes - 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	52,998,286	213	206
First Issue of Debentures- 1st series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2020	CDI + 1.60% per year	—	—	1,001
First Issue of Debentures - 2nd series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2021	CDI + 1.74% per year	876	1,762	2,044
First Issue of Debentures - 3rd series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2022	CDI + 1.95% per year	1,004	2,033	2,045
First Issue of Debentures - 4th series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2023	CDI + 2.20% per year	1,005	2,049	2,046
Borrowing Cost								(45)	(79)
								6,599	7,883
Current liabilities								1,840	1,156
Non-current liabilities								4,759	6,727

The Company issues debentures to strengthen its working capital, maintain its cash strategy, lengthen its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

In the third quarter of 2019, the Company conducted its 1st issuance of promissory notes in 6 series, with par value from R$50 to R$250 and a total of R$800.

During this period, the Company also conducted its 1st issuance of non-convertible debentures, in four series, with a par value of R$2,000 each, and 1-4 years maturity term, totaling R$8,000. These funds were used to finance the acquisition of Éxito’s shares connected with the proposal for restructuring operations in Latin America.

19.17	Borrowings in foreign currencies

On December 31, 2020 and 2019, the Company has loan in foreign currencies (US dollar) to strengthen its the working capital, maintaining its cash strategy, lengthening its indebt profile and make investments.

19.18	Guarantees

The Company has signed promissory notes for some loan agreements.

19.19	Swap contracts

The Company uses swap operations for 100% of its borrowings denominated in US dollars and fixed interest rates, exchanging these liabilities for Real linked to CDI (floating) interest rates. These agreements have the same debt term and protect the interest rates and principal and are signed with the same due dates and in the same economic group. The annual weighted average rate in December 2020 was 2.76% of CDI (5.96% on December 31, 2019).

19.20	Financial covenants

In connection with the debentures and promissory notes issued and part of loan operations denominated in foreign currencies, the Company is required to maintain certain financial ratios. These ratios are calculated quarterly based on the Company’s consolidated financial statements drawn up in accordance with the accounting practices adopted in Brazil, as follows: (i) consolidated net debt / equity less than or equal to 4.5 not exceeding equity; and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.0. On December 31, 2020, the Company was compliant with these ratios.

Also, the instrument of the 1st issuance of the Company’s debentures provides for a restrictive covenant that determines limits for distribution of dividends above the legal minimum and higher indebtedness for the acquisition of other entities.

The Company has been complying with all restrictive covenants, and, over the last three years ended on December 31, 2020, no event occurred that would require the Company to accelerate the payment of its debts.

19.21	Cash flow hedge

The Company used NDF – Non-Deliverable Forward agreements to hedge against COP/BRL exchange rate variation due to the corporate restructuring in Latin America. The NDFs agreements were designated for cash flow hedge and already concluded on December 31, 2019. The effect of this transaction is in the consideration paid in the Éxito Group acquisition.